SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2017
SHAREHOLDERS' EQUITY [Abstract]
SHAREHOLDERS' EQUITY
8.	SHAREHOLDERS’ EQUITY

Authorized, issued and outstanding common shares roll-forward is as follows:

	Authorized shares	Issued Shares	Outstanding Shares	Common Shares
Balance, January 1, 2015	250,000,000	23,431,370	23,431,370	234
Common Shares Repurchased under Share Repurchase Program	-		(870,839)
Balance, December 31, 2015	250,000,000	23,431,370	22,560,531	234
Common Shares Repurchased under Share Repurchase Program			(301,935)
Common Shares Repurchased in Private Transaction			(1,571,749)
Balance, December 31, 2016	250,000,000	23,431,370	20,686,847	234
Common Shares Issued		41,300,000	41,300,000	413
Balance, December 31, 2017	250,000,000	64,731,370	61,986,847	647

Common shares issued
The Company’s authorized share capital is 200,000,000 common shares, par value $0.01 per share and 50,000,000 preferred shares, par value $0.01 per share.

Repurchase plan
In May 2015 the Company announced a share repurchase program of under which the Company may repurchase up to 2.5 million of NAO’s outstanding common stock over the two subsequent years. As of December 31, 2016 and 2015 the Company had repurchased 301,935 and 870,839 shares under the share repurchase program, respectively. The Company repurchased a total of 1,172,774 shares under the share repurchase program. The repurchase program had a maturity of two years, and expired May 2017.